Investment in Shares and Warrants (Tables)	6 Months Ended
Jun. 30, 2026
Investment in Shares and Warrants [Abstract]
Schedule of Fair Value of Investment in Warrants

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the fair value of investment in warrants are as follows:

June 30, 2026
Number of warrants	228,571
Share price	5.70
Volatility	31.17%
Interest rate	4.19%
Term (years)	4.68
Fair value	$835

Schedule of Changes in Investment

The following table presents the changes in investment in shares:

Balance as of December 31, 2025	$783
Purchase of shares	1,009
Changes in fair value	1,815

Balance as of June 30, 2026	$3,607

The following table presents the changes in investment in warrants:

Balance as of December 31, 2025	$191
Purchase of warrants	57
Changes in fair value	778

Balance as of June 30, 2026	$1,026